Income tax expense - Additional information (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Major components of tax expense (income)
Corporate tax rate	25.00%	25.00%	25.00%	20.00%
Corporate tax rate for banks, consumer finance companies, factoring and financial leasing companies, electronic payment and money institutions, authorized foreign exchange institutions, asset management companies, capital market institutions, insurance and reinsurance companies	30.00%	30.00%	30.00%	25.00%